As filed with the Securities and Exchange Commission on December 1, 2009
Registration No. 333-162242
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ____

POST-EFFECTIVE AMENDMENT NO. 1

MEMBERS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

c/o Madison Asset Mangement, LLC

550 Science Drive, Madison, Wisconsin 53711

(Address of Principal Executive Offices)

(608) 274-0300

(Registrant's Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

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EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of MEMBERS Mutual Funds (“Registrant”) on Form N-14 hereby incorporates by reference Parts A and B of Registrant’s Registration Statement on Form N-14 (File No. 333-162242) filed with the Securities and Exchange Commission on October 28, 2009 as Pre-Effective Amendment No. 2 thereto.  The purpose of this Post-Effective Amendment No. 1 is to file as Exhibit 12 hereto the Opinion and Consent of DeWitt, Ross & Stevens, S.C., regarding certain tax matters.

PART C

OTHER INFORMATION

ITEM 15. Indemnification

MEMBERS Mutual Funds (the “Registrant”) incorporates herein by reference the response to Item 25 of the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on August 10, 2009 with Post-Effective Amendment No. 26.

ITEM 16. Exhibits

1.

Amended and Restated Declaration of Trust of Registrant dated May 29, 2008 (incorporated by reference to Post-Effective Amendment (“PEA”) No. 25 to the Registration Statement on Form N-1A filed on February 20, 2009) .

2.	Not applicable.

3.	Not applicable.

4.	Agreement and Plan of Reorganization (incorporated by reference to initial filing of this Form N-14 Registration Statement filed on September 30, 2009).

5.	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit 1, above.

6.

(a)     Amended and Restated Management Agreement between Registrant and Madison Asset Management, LLC (“MAM”) dated July 1, 2009 (incorporated by reference to PE A No. 26 to the Registration Statement on Form N-1A filed on August 10, 2009).

(b)

     Investment Sub-Advisory Agreement between MAM and Wellington Management Company, LLP dated July 1, 2009 (incorporated by reference to initial filing of this Form N-14 Registration Statement filed on September 30, 2009).

     (c)     Services Agreement between Registrant and MAM dated July 1, 2009 (incorporated by reference to PEA No. 26 to the Registration Statement on Form N-1A filed on August 10, 2009).

7.

(a)     Distribution Agreement between Registrant and Mosaic Funds Distributor, LLC dated July 1, 2009 (incorporated by reference to PEA No. 26 to the Registration Statement on Form      N-1A filed on August 10, 2009).

     (b)     Form of Dealer Agreement (incorporated by reference to PEA No. 25 to the Registration Statement on Form N-1A filed on February 20, 2009).

8.	Not applicable.

9.

(a)     Custody Agreement between Registrant and State Street Bank and Trust Company (“SSB”) dated October 28, 1997 (incorporated by reference to P re-Effective Amendment No. 2 to      the Registration Statement on Form N-1A filed on November 12, 1997).

     (b)     Letter Agreement between Registrant and SSB dated January 18, 2000 (incorporated by reference to PEA No. 5 to the Registration Statement on Form N-1A filed on February 23, 2000).

(c)	Amendment No. 2 to Custodian Agreement between Registrant and SSB dated January 18, 2000 (incorporated by reference to PEA No. 7 to the Registration Statement on Form N-1A filed on February 23, 2001).

(d)	Amendment to Custody Agreement between Registrant and SSB dated March 14, 2001 (incorporated by reference to PEA No. 8 to the Registration Statement on Form N-1A filed on February 27, 2002).

10.	(a) Amended and Restated Service Plan for Class A Shares dated November 29, 2007 (incorporated by reference to PEA No. 23 to the Registration Statement on Form N-1A filed on December 26, 2007).

(b)

Amended and Restated Distribution and Service Plan for Class B Shares dated November 29, 2007 (incorporated by reference to PEA No. 23 to the Registration Statement on Form N-1A filed on December 26, 2007).

(c)	Rule 18f-3 Plan (incorporated by reference to PEA No. 26 to the Registration Statement on Form N-1A filed on August 10, 2009).

11.	Opinion and Consent of Counsel Regarding Legality of Shares to be Issued (incorporated by reference to initial filing of this Form N-14 Registration Statement filed on September 30, 2009).

12.	Opinion of Counsel on Tax Matters – Filed Herewith.

13.	Other Material Contracts

(a)	Administration Agreement between Registrant and SSB dated October 30, 2000 (incorporated by reference to PEA No. 7 to the Registration Statement on Form N-1A filed on February 23, 2001).

(b)	Transfer Agency and Service Agreement between Registrant and SSB dated November 20, 2000 (incorporated by reference to PEA No. 8 to the Registration Statement on Form N-1A filed on February 27, 2002).

(c)

Amendment to Transfer Agency and Services Agreement between Registrant and SSB dated January 1, 2003 (incorporated by reference to PEA No. 9 to the Registration Statement on Form N-1A filed on February 24, 2003).

(d)

Amendment to Transfer Agency and Services Agreement between Registrant and SSB dated October 1, 2003 (incorporated by reference to PEA No. 22 to the Registration Statement on Form N-1A filed on November 5, 2007).

(e)	Investment Accounting Agreement between Registrant and SSB dated October 28, 2000 (incorporated by reference to PEA No. 6 to the Registration Statement on Form N-1A filed on December 15, 2000).

(f)

Second Amendment to Investment Accounting Agreement between Registrant and SSB dated November 5, 2004 (incorporated by reference to PEA No. 11 to the Registration Statement on Form N-1A filed on February 28, 2005).

14.	Consent of Deloitte & Touche LLP ((incorporated by reference Pre-Effective Amendment No. 2 to this Form N-14 Registration Statement filed on October 28, 2009).

15.	Not applicable.

16.	Powers of Attorney of the Trustees of the Registrant (incorporated by reference to PEA No. 26 to the Registration Statement on Form N-1A filed on August 10, 2009).

17.

(a)     Prospectus of MEMBERS Mutual Funds dated February 28, 2009, as supplemented April 16, 2009, July 1, 2009 and September 30, 2009 (Prospectus is incorporated by reference to PEA No. 25 to the Registration Statement on Form N-1A filed on February 20, 2009; supplements are incorporated by reference to the Rule 497 filings made on each date listed).

     (b)     Statement of Additional Information (“SAI”) of MEMBERS Mutual Funds dated February 28, 2009, as supplemented July 1, 2009 and September 30, 2009 (SAI is incorporated by reference to PEA No. 25 to the Registration Statement on Form N-1A filed on February 20, 2009; supplements are incorporated by reference to the Rule 497 filings made on each date listed).

     (c)     Annual Report of MEMBERS Mutual Funds for the fiscal year ended October 31, 2008 (incorporated by reference to the Form N-CSR filed on December 29, 2008).

     (d)     Semi-Annual Report of MEMBERS Mutual Funds for the six month period ended April 30, 2009 (incorporated by reference to the Form N-CSR filed on June 29, 2009).

ITEM 17. Undertakings

1.

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”) , the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determinin g any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     3.     The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed                merger described in the Registrant’s Registration Statement within a reasonable time after receipt of such opinion or ruling.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin on the 1st day of December, 2009.

                                        MEMBERS MUTUAL FUNDS

                                        /s/ Katherine L. Frank

                                        By:     Katherine L. Frank
                                        Its:      President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/Katherine L. Frank	President and Trustee (Principal	December 1, 2009
Katherine L. Frank	Executive Officer)

/s/Greg D. Hoppe	Treasurer (Principal Financial	December 1, 2009
Greg D. Hoppe	Officer)

*	Trustee	December 1, 2009
Philip E. Blake

*	Trustee	December 1, 2009
James R. Imhoff, Jr.

*	Trustee	December 1, 2009
Steven P. Riege

*	Trustee	December 1, 2009
Richard E. Struthers

*	Trustee	December 1, 2009
Lorence D. Wheeler

*By: /s/ W. Richard Mason

W. Richard Mason

*Pursuant to Power of Attorney (see Exhibit 16 to this Registration Statement).

INDEX TO EXHIBITS

Exhibit          Caption

12          Opinion of Counsel on Tax Matters